Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary Of Earnings Per Share
(1)
Basic EPS is calculated by dividing net income attributable to common shareholders by weighted-average number of common shares outstanding (Unit: Korean Won in millions, except for EPS and number of shares):

	For the years ended December 31
	2023	2024	2025
Net income attributable to common shareholders	2,506,296	3,085,995	3,124,346
Dividends to hybrid securities	(131,148)	(158,682)	(150,059)
Net income attributable to common shareholders	2,375,148	2,927,313	2,974,287
Weighted average number of common shares outstanding (Unit: million shares)	735	741	734
Basic EPS (Unit: Korean Won)	3,230	3,950	4,052

Schedule Of Weighted Average Number Of Shares

(2)	The weighted average number of common shares outstanding is as follows (Unit: number of shares):

	For the year ended December 31, 2024
	Number of shares	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the year	751,949,461	275,213,502,726
Treasury stocks	(3,427,497)	(1,254,463,902)
Acquisition and retirement of treasury stock	(9,359,809)	(2,742,480,364)
Disposal of treasury stock	347,070	89,415,280

Sub-total (①)		271,305,973,740

Weighted average number of common shares outstanding (②=(①/366))		741,273,152

	For the year ended December 31, 2025
	Number of shares	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	742,591,501	271,045,897,865
Treasury stocks	(3,082,276)	(1,125,030,740)
Acquisition and retirement of treasury stock etc.	(8,515,377)	(2,115,328,855)
Disposal of treasury stock	196	31,208

Sub-total (①)		267,805,569,478

Weighted average number of common shares outstanding (②=(①/365))		733,713,889